Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Summary of Key Management Personnel Compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Salaries, wages and benefits	704	486
Share-based payments	1,001	1,131
Supervisory Board’s fees	78	95
Total compensation to related parties	1,783	1,712